MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	12 Months Ended
Dec. 31, 2015
Marketable Securities and Accrued Interest [Abstract]
Available-for-sale Securities [Table Text Block]
The following is a summary of available for sale marketable securities:

	December 31, 2014
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate bonds:
Maturing between one to five years	$59,072	$12	$(400)	$58,684
Accrued interest	543	-	-	543

	$59,615	$12	$(400)	$59,227

	December 31, 2015
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate bonds:
Maturing within one year	$1,997	$-	$(4)	$1,993
Maturing between one to five years	50,700	7	(413)	50,294
Accrued interest	487	-	-	487

	$53,184	$7	$(417)	$52,774